Fair Value - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	9 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Proceeds from settlement of loans, including convertible loans		$ 56.0	$ 0.0
Ampere
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible loans receivable				$ 29.0
Ampere | Convertible loans receivable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Proceeds from settlement of loans, including convertible loans	$ 39.3
Ampere
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Proceeds from sale or liquidation of equity investments	$ 143.4